Investment in Flowers Foods, Inc. Common Stock Fund - Additional information (Detail) - EBP 004 [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan, investment, number of shares	1,678,914	1,609,840
Employee benefit plan, net asset value per share or unit	$ 11.13	$ 20.97